COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Collateralized Financings [Abstract]
Schedule of fair values of client margin asset and security borrowings that were available to utilize as collateral

The following table summarizes the amounts related to collateralized transactions as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	US$	US$
Total client margin asset	1,759,500,650	3,317,028,071

Fulfillment of client margin financings	202,004,165	68,484,571
Fulfillment of client short sales	31,612,750	35,430,753
Securities lending to other brokers	392,897,973	923,830,433
Total collateral repledged	626,514,888	1,027,745,757